Leases - Disclosure of Maturity Analysis for Undiscounted Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 104.3	$ 57.8
Less: future interest expense	(26.8)	(5.2)
Total lease liability	77.5	52.6	$ 38.9
1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	14.0	13.8
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	52.9	31.5
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 37.4	$ 12.5